EARNINGS PER SHARE - Summary Of Antidilutive Securities Excluded From Computation Of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A Convertible, Redeemable Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,042,483	2,042,483	2,042,483	2,042,483	2,042,483
Series B Convertible, Redeemable Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,459,462	1,459,562	1,459,462	1,459,562	1,459,562
Share-Based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	507,314	0	199,211	202,212	54,470
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	143,705	0	112,977	100,000	100,000